Related-party transactions - Income Statement (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Banco Santander, S.A. (Spain)
Related-party transactions
Interest income	$ 22	$ 144
Interest expenses and similar charges	1,536	1,765	$ 1,440
Fee and commission income	12	6	7
Fee and commission expense	2	2	15
Gains/(losses) on financial assets and liabilities (net)	(19,135)	2,145	(4,346)
Administrative expenses	398	335	66
Santander Global Technology, S.L., Sociedad Unipersonal (formerly Produban Servicios Informaticos Generales, S.L
Related-party transactions
Interest income	112	107	86
Other operating income	69	62
Administrative expenses	2,147	1,804	1,601
Santander Investment Securities Inc.
Related-party transactions
Fee and commission income		6	10
Casa de Bolsa Santander, S.A. de C.V., Grupo Financiero Santander Mexico
Related-party transactions
Interest income	91	127	95
Interest expenses and similar charges	669	1,824	1,449
Fee and commission income	115	292
Fee and commission expense	31
Other operating income	53	113	28
Administrative expenses		88
Zurich Santander Seguros Mexico, S.A.
Related-party transactions
Fee and commission income	4,986	4,645	4,219
SAM Asset Management, S.A. de C.V., Sociedad Operadora de Fondos de Inversion
Related-party transactions
Fee and commission income	1,567	1,564	1,585
Fee and commission expense	14	16	66
Grupo Financiero Santander Mexico, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges			16
Banco S3 Mexico, SA, Institucion de Banca Multiple
Related-party transactions
Interest expenses and similar charges	37	44	12
Servicios de Cobranza, Recuperacion y Seguimiento, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges		7	7
Fee and commission expense	105	60
Administrative expenses		7	119
Santander Global Facilities, S.A. de C.V.
Related-party transactions
Interest expenses and similar charges	38	32	28
Fee and commission expense	161		15
Other operating income	37	44	46
Administrative expenses	368	517	366
Banco Santander (Chile)
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)	134
Abbey National Treasury Services plc
Related-party transactions
Gains/(losses) on financial assets and liabilities (net)		56	(739)
Santander Digital Assets, S.L.
Related-party transactions
Other operating income	62
Ingenieria De Software Bancario S.L.
Related-party transactions
Administrative expenses			165
Gesban Mexico Servicios Administrativos Globales, S.A. de C.V.
Related-party transactions
Administrative expenses	59	54	53
Santander Back-Offices Globales Mayoristas, S.A.
Related-party transactions
Administrative expenses	49	47	61
Universia Mexico, S.A. de C.V.
Related-party transactions
Administrative expenses	22
Geoban, S.A.
Related-party transactions
Administrative expenses	60	75	77
Santander Tecnologia Mexico, S.A. de C.V. (formerly Isban Mexico, S.A. de C.V.)
Related-party transactions
Interest expenses and similar charges			28
Administrative expenses			188
Santander Capital Structuring S.A. de C.V.
Related-party transactions
Interest income	164	120
Aquanima Mexico, S. de R.L. de C.V.
Related-party transactions
Administrative expenses	71	53	45
Other related parties [member]
Related-party transactions
Interest income	1	1	93
Interest expenses and similar charges	39	45	35
Fee and commission income	39		9
Fee and commission expense		8
Gains/(losses) on financial assets and liabilities (net)	12	19	19
Other operating income	44	29	10
Administrative expenses	$ 30	$ 34	$ 34